Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 401,203	$ 325,110	$ 270,651
Cost of Revenue [Abstract]
Cost of Revenue	62,593	53,231	50,746
Gross Profit, Total	338,610	271,879	219,905
Operating Expenses [Abstract]
Research and Development Expense	98,415	84,386	80,620
Selling and Marketing Expense	132,389	110,813	97,387
General and Administrative Expense	50,900	43,443	40,854
Operating Expenses, Total	281,704	238,642	218,861
Operating Income (Loss), Total	56,906	33,237	1,044
Nonoperating Income (Expense)	(332,890)	(108,800)	119,716
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	(275,984)	(75,563)	120,760
Income Tax Expense (Benefit)	7,023	5,537	(45)
Net Income (Loss)	(283,007)	(81,100)	120,805
Earnings Per Share [Abstract]
Basic net income (loss) per share attributable to ordinary shareholders	$ (283,007)	$ (81,100)	$ 116,111
Basic net income (loss) per ordinary share (in USD per share)	$ (1.35)	$ (0.43)	$ 0.64
Diluted net income (loss) per share (in USD per share)	$ (1.35)	$ (0.43)	$ 0.59
Weighted average number of ordinary shares used in computing basic net income (loss) per share (in shares)	209,471,827	190,154,549	182,693,375
Weighted average number of ordinary shares used in computing diluted net income (loss) per share (in shares)	209,471,827	190,154,549	195,393,558
Subscription Services [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 271,028	$ 209,751	$ 153,470
Cost of Revenue [Abstract]
Cost of Revenue	26,004	19,219	16,875
Term-Licenses [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	82,007	70,663	62,487
Cost of Revenue [Abstract]
Cost of Revenue	0	6	425
Professional Services [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	30,883	31,135	33,321
Cost of Revenue [Abstract]
Cost of Revenue	20,389	20,240	20,459
Other non-recurring
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	17,285	13,561	21,373
Cost of Revenue [Abstract]
Cost of Revenue	$ 16,200	$ 13,766	$ 12,987